Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Net capital loss carryforwards	$ 4,000,000
Valuation allowances	5,000,000	$ 15,000,000
Deferred tax asset	1,854,000,000	2,437,000,000
Unrecognized tax benefits	3,000,000	39,000,000	$ 45,000,000	$ 40,000,000
Net interest expense (benefit)	(16,000,000)	(1,000,000)	(4,000,000)
Recovery of penalties related to unrecognized tax benefits in income tax expense	0	0	0
Accrued interest payable	1,000,000	$ 1,000,000	$ 600,000
Capital Loss Carryforward
Income Taxes [Line Items]
Valuation allowances	4,000,000
First Niagara Bank, N.A.
Income Taxes [Line Items]
Allocated bad debt deductions for which no income taxes have been recorded	92,000,000
Federal
Income Taxes [Line Items]
Operating loss carryforwards	0
Credit carryforward	226,000,000
Federal | General Business Tax Credit Carryforward
Income Taxes [Line Items]
Credit carryforward	226,000,000
State
Income Taxes [Line Items]
Valuation allowances	1,000,000
Operating loss carryforwards	80,000,000
Credit carryforward	2,000,000
Deferred tax asset	$ 3,000,000